Income Tax - Reconciliation of the federal income tax rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the federal income tax rate to the Company's effective tax rate
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	35.00%
Income tax provision	0.01%	0.03%
Diamond eagle acquisition
Reconciliation of the federal income tax rate to the Company's effective tax rate
Statutory federal income tax rate			21.00%
State taxes, net of federal tax benefit			0.00%
Change in valuation allowance			8.00%
Income tax provision			29.00%